CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash Flow from operating activities
Loss for the period	€ (10,617)	€ (8,464)
Depreciation and amortization	3,200	2,605
Foreign currency exchange differences on loans to subsidiaries	(700)	(203)
Share-based compensation expense	501	477
Change in impairment of trade receivables	(23)	158
Non-cash expense on financial liabilities	653	581
Change in fair value of derivative equity forward	87	89
Change in inventory allowance	(21)	(361)
Loss on disposal of property, plant and equipment	309
Other	78	15
Change in working capital	520	(1,330)
Trade and other receivables, inventories and current assets	67	(2,591)
Trade payables	(687)	144
Other liabilities, contract liabilities and provisions	1,176	1,130
Income tax payable/receivables	(36)	(13)
Net cash used in operating activities	(6,013)	(6,433)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(1,133)	(1,277)
Proceeds from disposal of financial assets	7,973	10,288
Payments to acquire financial assets	(1,251)	(6,178)
Other	5
Net cash from investing activities	5,594	2,833
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit		(58)
Repayment of sale and leaseback obligation		(235)
Repayment of lease liabilities (2018: Repayment of finance lease obligations)	(157)	(35)
Repayment of long-term debt	(845)	(594)
Proceeds from issuance of long-term debt	500	40
Net cash used in financing activities	(502)	(882)
Net increase (decrease) in cash and cash equivalents	(921)	(4,482)
Cash and cash equivalents at beginning of period	7,402	7,569
Changes to cash and cash equivalents due to foreign exchanges rates	92	14
Cash and cash equivalents at end of period	6,573	3,101
Supplemental Cash Flow Information
Interest paid	254	171
Interest received	€ 86	€ 39